Quarterly Holdings Report
for
Fidelity® Sustainable Core Plus Bond Fund
May 31, 2026
SCB-NPRT3-0726
1.9904883.104
Asset-Backed Securities - 6.1%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 2.4%
AIMCO CLO 19 Ltd / AIMCO CLO 19 LLC Series 2024-19A Class A, CME Term SOFR 3 month Index + 1.35%, 5.0252% 10/20/2037 (d)(e)(k)	250,000	250,537
AIMCO CLO 22 Ltd / AIMCO CLO 22 LLC Series 2026-22A Class A1R, CME Term SOFR 3 month Index + 1.2%, 4.8254% 4/19/2039 (d)(e)(k)	250,000	250,003
Ares LXX CLO Ltd / Ares LXX CLO LLC Series 2025-70A Class A1R, CME Term SOFR 3 month Index + 1.25%, 4.9166% 1/25/2039 (d)(e)(k)	250,000	250,313
Benefit Street Partners CLO XXXV Ltd Series 2026-35A Class AR, CME Term SOFR 3 month Index + 1.2%, 1.2% 7/25/2039 (d)(e)(k)	150,000	149,999
Blueberry Park CLO Ltd Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.35%, 5.0252% 10/20/2037 (d)(e)(k)	250,000	250,410
Dryden 108 CLO Ltd / Dryden 108 CLO LLC Series 2024-108A Class A1R, CME Term SOFR 3 month Index + 1.36%, 5.0352% 7/18/2037 (d)(e)(k)	250,000	250,361
TOTAL BAILIWICK OF JERSEY		1,401,623
GRAND CAYMAN (UK OVERSEAS TER) - 3.4%
AIMCO CLO 11 Ltd Series 2024-11A Class A1R2, CME Term SOFR 3 month Index + 1.34%, 5.0204% 7/17/2037 (d)(e)(k)	250,000	250,422
AIMCO CLO Series 2026-BA Class AR3, CME Term SOFR 3 month Index + 1.2%, 4.8795% 4/16/2037 (d)(e)(k)	250,000	250,074
Ares LIX CLO Ltd Series 2021-59A Class A, CME Term SOFR 3 month Index + 1.2916%, 4.9582% 4/25/2034 (d)(e)(k)	250,000	250,190
Benefit Str Partners CLO XXXIII Ltd / Benefit Str Partners CLO XXXIII LLC Series 2026-33A Class AR, CME Term SOFR 3 month Index + 1.19%, 4.8566% 1/25/2039 (d)(e)(k)	250,000	250,404
CIFC Funding Ltd Series 2026-1A Class A1, CME Term SOFR 3 month Index + 1.17%, 4.8219% 4/25/2038 (d)(e)(k)	250,000	250,078
CIFC Funding Ltd Series 2026-6A Class A1R, CME Term SOFR 3 month Index + 1.21%, 4.8822% 7/15/2039 (d)(e)(k)	150,000	150,000
Magnetite CLO Ltd Series 2025-45A Class A1, CME Term SOFR 3 month Index + 1.15%, 4.8231% 4/15/2038 (d)(e)(k)	100,000	100,040
OCP Aegis CLO Ltd Series 2025-47A Class A1, CME Term SOFR 3 month Index + 1.11%, 4.7821% 1/21/2038 (d)(e)(k)	250,000	249,214
OHA Credit Partners VII Ltd Series 2025-7A Class AR4, CME Term SOFR 3 month Index + 1.14%, 4.7819% 2/20/2038 (d)(e)(k)	250,000	250,189
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		2,000,611
MULTI-NATIONAL - 0.2%
Allegro CLO XV Ltd / Allegro CLO VX LLC Series 2025-1A Class A1R, CME Term SOFR 3 month Index + 1.18%, 4.8552% 4/20/2038 (d)(e)(k)	150,000	150,112
UNITED STATES - 0.1%
DB Master Finance LLC Series 2026-1A Class A2II, 5.432% 5/20/2056 (k)	50,000	50,000
DB Master Finance LLC Series 2026-1A, 0% 5/20/2056 (k)	50,000	50,000
TOTAL UNITED STATES		100,000
TOTAL ASSET-BACKED SECURITIES (Cost $3,647,673)		3,652,346

Bank Loan Obligations - 0.8%
	Principal Amount (a)	Value ($)
COLOMBIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Canacol Energy Ltd Tranche DIP 1LN, term loan CME Term SOFR 3 month Index + 9%, 15% 6/30/2026 (c)(d)(e)(f)	4,234	4,234
Canacol Energy Ltd Tranche SECOND DIP, term loan CME Term SOFR 3 month Index + 16%, 15% 6/30/2026 (c)(d)(e)(f)	2,126	2,126

TOTAL COLOMBIA		6,360
FINLAND - 0.0%
Materials - 0.0%
Paper & Forest Products - 0.0%
Ahlstrom Holding 3 Oy Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.2112% 5/23/2030 (c)(d)(e)	10,000	9,891
LUXEMBOURG - 0.0%
Communication Services - 0.0%
Media - 0.0%
Altice Financing SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.6731% 10/31/2027 (c)(d)(e)	992	753
NETHERLANDS - 0.0%
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Enstall Group BV Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.9612% 8/30/2028 (c)(d)(e)	10,057	4,274
SWITZERLAND - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Consolidated Energy Finance SA 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.4134% 11/15/2030 (c)(d)(e)	7,000	6,755
Consolidated Energy Finance SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1634% 11/15/2030 (c)(d)(e)	9,924	9,636

TOTAL SWITZERLAND		16,391
UNITED STATES - 0.8%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Connect Holding II LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.5843% 10/3/2031 (c)(d)(e)	2,106	1,718
Connect Holding II LLC Tranche B-DD 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 7.8583% 4/3/2031 (c)(d)(e)	12,000	11,417
		13,135
Entertainment - 0.0%
AP Core Holdings II LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.5%, 10.1433% 5/15/2031 (c)(d)(e)	11,000	10,934
Media - 0.0%
CMG Media Corp Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.2996% 6/18/2029 (c)(d)(e)	5,000	4,506
TOTAL COMMUNICATION SERVICES		28,575
Consumer Discretionary - 0.2%
Hotels, Restaurants & Leisure - 0.2%
Horizon US Finco LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.4134% 10/31/2031 (c)(d)(e)	9,944	9,166
MajorDrive Holdings IV LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.9612% 6/1/2028 (c)(d)(e)	10,950	10,445
Sizzling Platter LLC 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.6203% 7/2/2032 (c)(d)(e)	957	829
Sizzling Platter LLC Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 5% 7/2/2032 (c)(d)(e)(h)	41	35
United PF Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.925% 12/30/2026 (c)(d)(e)	24,609	21,657
United PF Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 8.5%, 12.425% 12/30/2026 (c)(d)(e)	984	866
		42,998
Household Durables - 0.0%
TGP Holdings III LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9703% 6/29/2028 (c)(d)(e)	12,990	11,879
Weber-Stephen Products LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4418% 10/1/2032 (c)(d)(e)	10,000	9,600
		21,479
Specialty Retail - 0.0%
Champions Financing Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 0% 2/23/2029 (c)(d)(e)(i)	7,000	6,540
Michaels Cos Inc/The 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.668% 2/22/2033 (c)(d)(e)	5,000	4,951
Staples Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.75%, 9.4132% 9/4/2029 (c)(d)(e)	9,837	9,148
		20,639
TOTAL CONSUMER DISCRETIONARY		85,116
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
C&S Wholesale Grocers Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.6996% 9/20/2030 (c)(d)(e)	4,975	4,770
Food Products - 0.0%
Del Monte Foods Corp II Inc 1LN, term loan CME Term SOFR 3 month Index + 8.15%, 0% (c)(d)(e)(f)(g)	1,192	0
Del Monte Foods Corp II Inc Tranche FLFO B 1LN, term loan CME Term SOFR 3 month Index + 8%, 0% (c)(d)(e)(f)(g)	345	0
Del Monte Foods Corp II Inc Tranche TLB DIP ROLLUP, term loan CME Term SOFR 3 month Index + 9.5%, 0% (c)(d)(e)(f)(g)	2,598	984
		984
TOTAL CONSUMER STAPLES		5,754
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
New Fortress Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 0% (c)(d)(e)(g)	46,845	30,428
Financials - 0.0%
Financial Services - 0.0%
Vci Asset Holdings 3 LLC Tranche TL, term loan 6.875% 4/15/2031 (c)(f)	5,000	5,066
Insurance - 0.0%
Asurion LLC Tranche B14 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4134% 2/23/2033 (c)(d)(e)	20,000	19,496
TOTAL FINANCIALS		24,562
Health Care - 0.1%
Health Care Providers & Services - 0.0%
Cano Health LLC Tranche INITIAL EXCHANGE TERM LOANS 1LN, term loan CME Term SOFR 3 month Index + 10%, 13.6996% 6/28/2029 (c)(d)(e)(f)	1,895	1,327
ModivCare Inc Tranche EXIT 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.7007% 12/29/2030 (c)(d)(e)	1,727	1,450
Team Public Choices LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.25%, 8.9496% 3/31/2033 (c)(d)(e)	5,000	4,875
		7,652
Pharmaceuticals - 0.1%
1261229 BC Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 9.8703% 10/8/2030 (c)(d)(e)	60,612	58,466
TOTAL HEALTH CARE		66,118
Industrials - 0.1%
Building Products - 0.0%
Cornerstone Building Brands Inc 1LN, term loan CME Term SOFR 1 month Index + 5.625%, 9.299% 8/1/2028 (c)(d)(e)	1,985	1,135
Cornerstone Building Brands Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.024% 4/12/2028 (c)(d)(e)	22,914	13,553
Cornerstone Building Brands Inc Tranche C 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.174% 5/15/2031 (c)(d)(e)	5,000	2,492
		17,180
Commercial Services & Supplies - 0.1%
Artera Services LLC 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1203% 2/15/2031 (c)(d)(e)	7,972	6,995
Brand Industrial Services Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1632% 8/1/2030 (c)(d)(e)	16,791	13,680
CSC ServiceWorks East LLC Tranche EXCHANGE FLSO TL 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.9277% 9/4/2030 (c)(d)(e)	31,649	23,199
Neptune Bidco US Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.7687% 2/3/2033 (c)(d)(e)	10,000	9,878
Vericast Corp 1LN, term loan CME Term SOFR 1 month Index + 7.75%, 11.5% 6/15/2030 (c)(d)(e)	5,000	4,969
		58,721
TOTAL INDUSTRIALS		75,901
Information Technology - 0.0%
IT Services - 0.0%
Constant Contact Inc 2LN, term loan CME Term SOFR 3 month Index + 7.5%, 11.4347% 2/12/2029 (c)(d)(e)	1,000	821
Constant Contact Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.9347% 2/10/2028 (c)(d)(e)	9,909	9,206
		10,027
Software - 0.0%
MH Sub I LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 7.8703% 5/3/2028 (c)(d)(e)	3,000	2,900
Proofpoint Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6996% 8/31/2028 (c)(d)(e)	10,000	9,756
		12,656
TOTAL INFORMATION TECHNOLOGY		22,683
Materials - 0.3%
Chemicals - 0.3%
Advancion Holdings LLC 2LN, term loan CME Term SOFR 3 month Index + 7.75%, 11.5158% 11/24/2028 (c)(d)(e)	7,000	5,250
Advancion Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.7658% 11/24/2027 (c)(d)(e)	14,987	13,488
American Rock Salt Co LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.7348% 6/9/2028 (c)(d)(e)	977	875
Herens US Holdco Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.925%, 7.7246% 7/3/2028 (c)(d)(e)	28,786	27,428
Hexion Holdings Corp 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.5843% 3/15/2029 (c)(d)(e)	15,827	15,313
Hexion Inc 2LN, term loan CME Term SOFR 1 month Index + 7.4375%, 11.1578% 3/15/2030 (c)(d)(e)	5,853	5,392
M2S Group Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.4134% 8/25/2031 (c)(d)(e)	11,820	11,701
Mativ Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.1203% 4/4/2033 (c)(d)(e)	5,000	4,994
Tronox Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1648% 9/30/2031 (c)(d)(e)	8,962	7,521
TOTAL MATERIALS		91,962
TOTAL UNITED STATES		431,099
TOTAL BANK LOAN OBLIGATIONS (Cost $494,428)		468,768

Commercial Mortgage Securities - 1.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.0%
BX 2025-ROIC Trust Series 2025-ROIC Class A, CME Term SOFR 1 month Index + 1.1438%, 4.7709% 3/15/2030 (d)(e)(k)	119,530	119,344
BX Commercial Mortgage Trust Series 2026-XL6 Class A, CME Term SOFR 1 month Index + 1.2%, 4.8271% 3/15/2043 (d)(e)(k)	95,032	94,913
BX Trust Series 2026-LP3 Class A, 5.0071% 4/15/2043 (k)	57,455	57,617
BXHPP Trust Series 2021-FILM Class A, CME Term SOFR 1 month Index + 0.7645%, 4.3915% 8/15/2036 (d)(e)(k)	250,000	237,500
DC Commercial Mortgage Trust Series 2023-DC Class A, 6.3143% 9/12/2040 (k)	100,000	102,019
TOTAL UNITED STATES		611,393
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $617,418)		611,393

Common Stocks - 0.0%
	Shares	Value ($)
FRANCE - 0.0%
Communication Services - 0.0%
Media - 0.0%
Altice France Holding SA (f)	337	6,336
Altice France Holding SA rights (f)(j)(k)(l)	10	122

TOTAL FRANCE		6,458
UNITED STATES - 0.0%
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Cano Health LLC (f)(j)	268	343
Cano Health LLC warrants 6/28/2029 (f)(j)	29	0
ModivCare Inc (f)	223	1,255

TOTAL UNITED STATES		1,598
TOTAL COMMON STOCKS (Cost $19,414)		8,056

Convertible Corporate Bonds - 0.2%
	Principal Amount (a)	Value ($)
CAMEROON - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Golar LNG Ltd 2.75% 12/15/2030 (k)	8,000	9,076
GHANA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Kosmos Energy Ltd 3.125% 3/15/2030	18,000	14,517
UNITED STATES - 0.2%
Communication Services - 0.0%
Media - 0.0%
EchoStar Corp 3.875% 11/30/2030 pay-in-kind (d)	2,014	7,905
Financials - 0.0%
Financial Services - 0.0%
Redfin Corp 0.5% 4/1/2027	20,000	19,170
Industrials - 0.0%
Electrical Equipment - 0.0%
Eos Energy Enterprises Inc 1.75% 12/1/2031 (k)	13,000	11,011
Fluence Energy Inc 2.25% 6/15/2030	2,000	2,465
TOTAL INDUSTRIALS		13,476
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.0%
MKS Inc 1.25% 6/1/2030	2,000	4,405
ON Semiconductor Corp 0% 5/1/2027 (n)	2,000	4,566
		8,971
Software - 0.2%
Riot Platforms Inc 0.75% 1/15/2030	11,000	21,936
Strategy Inc 0% 12/1/2029 (n)	14,000	12,736
Terawulf Inc 0% 5/1/2032 (k)(n)	8,000	12,192
		46,864
TOTAL INFORMATION TECHNOLOGY		55,835
Utilities - 0.0%
Electric Utilities - 0.0%
PG&E Corp 4.25% 12/1/2027	14,000	14,273
TOTAL UNITED STATES		110,659
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $103,816)		134,252

Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Consumer Discretionary - 0.0%
Household Durables - 0.0%
Whirlpool Corp Series A, 8.5%	126	4,643
Financials - 0.0%
Financial Services - 0.0%
Acrisure Holdings Inc Series A-2 (f)(j)	282	8,759
Information Technology - 0.0%
Software - 0.0%
Oracle Corp Series D 6.5%	82	5,285
TOTAL UNITED STATES		18,687
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $16,943)		18,687

Foreign Government and Government Agency Obligations - 0.6%
		Principal Amount (a)	Value ($)
GERMANY - 0.0%
German Federal Republic 2.5% 2/15/2035 (l)	EUR	5,000	5,664
German Federal Republic 2.6% 8/15/2035 (l)	EUR	9,000	10,233
TOTAL GERMANY			15,897
MEXICO - 0.4%
United Mexican States 3.5% 2/12/2034		250,000	212,950
UNITED KINGDOM - 0.2%
United Kingdom of Great Britain and Northern Ireland 0.875% 7/31/2033 (l)	GBP	30,000	31,349
United Kingdom of Great Britain and Northern Ireland 4.25% 6/7/2032 (l)	GBP	29,000	38,738
United Kingdom of Great Britain and Northern Ireland 4.25% 7/31/2034 (l)	GBP	60,000	78,425
TOTAL UNITED KINGDOM			148,512
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $367,551)			377,359

Non-Convertible Corporate Bonds - 31.7%
		Principal Amount (a)	Value ($)
AUSTRALIA - 0.1%
Financials - 0.1%
Financial Services - 0.1%
Cimic Finance Ltd 6% 4/22/2036 (k)		52,000	51,496
Materials - 0.0%
Metals & Mining - 0.0%
Mineral Resources Ltd 6% 5/1/2032 (k)		5,000	4,978
Mineral Resources Ltd 8.5% 5/1/2030 (k)		31,000	32,008
TOTAL MATERIALS			36,986
TOTAL AUSTRALIA			88,482
BAILIWICK OF JERSEY - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Aston Martin Capital Holdings Ltd 10% 3/31/2029 (k)		8,000	6,500
BRAZIL - 0.1%
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Ambipar Lux Sarl 9.875% (g)(k)		19,000	4,586
Passenger Airlines - 0.0%
Azul Secured Finance LLP 9.875% 2/15/2031 (k)		5,000	4,663
TOTAL INDUSTRIALS			9,249
Materials - 0.1%
Metals & Mining - 0.1%
ERO Copper Corp 6.5% 2/15/2030 (k)		25,000	25,047
TOTAL BRAZIL			34,296
CAMEROON - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Golar LNG Ltd 7.5% 10/2/2030 (k)		10,000	10,187
CANADA - 0.4%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
TELUS Corp 3.4% 5/13/2032		130,000	118,887
TELUS Corp 6.625% 10/15/2055 (d)		4,000	4,054
TELUS Corp 7% 10/15/2055 (d)		2,000	2,058
TOTAL COMMUNICATION SERVICES			124,999
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
1011778 BC ULC / New Red Finance Inc 5.625% 9/15/2029 (k)		14,000	14,104
1011778 BC ULC / New Red Finance Inc 6.125% 6/15/2029 (k)		4,000	4,073
			18,177
Textiles, Apparel & Luxury Goods - 0.0%
Gildan Activewear Inc 4.7% 10/7/2030 (k)		4,000	3,955
TOTAL CONSUMER DISCRETIONARY			22,132
Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.2%
Alimentation Couche-Tard Inc 3.625% 5/13/2051 (k)		150,000	105,976
Materials - 0.0%
Metals & Mining - 0.0%
Hudbay Minerals Inc 6.125% 4/1/2029 (k)		7,000	7,049
TOTAL CANADA			260,156
COLOMBIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Canacol Energy Ltd 5.75% (g)(k)		32,000	11,960
Gran Tierra Energy Inc 9.75% 4/15/2031 (k)		10,000	9,503

TOTAL COLOMBIA			21,463
FINLAND - 0.2%
Financials - 0.2%
Banks - 0.2%
Nordea Bank Abp 3.625% 3/15/2034 (l)	EUR	100,000	117,268
FRANCE - 0.6%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Forvia SE 6.75% 9/15/2033 (k)		15,000	15,097
Financials - 0.6%
Banks - 0.6%
BNP Paribas SA 4.042% 1/10/2032 (d)(l)	EUR	100,000	119,346
Societe Generale SA 5.5% 4/13/2029 (d)(k)		200,000	202,754
TOTAL FINANCIALS			322,100
TOTAL FRANCE			337,197
GERMANY - 0.9%
Consumer Discretionary - 0.2%
Automobiles - 0.2%
BMW US Capital LLC 4.65% 3/19/2031 (k)		120,000	119,265
Industrials - 0.0%
Air Freight & Logistics - 0.0%
Deutsche Post AG 3.75% 11/25/2037 (l)	EUR	20,000	23,132
Real Estate - 0.2%
Real Estate Management & Development - 0.2%
Vonovia SE 0.625% 3/24/2031 (l)	EUR	100,000	101,990
Utilities - 0.5%
Electric Utilities - 0.2%
EnBW International Finance BV 3.85% 5/23/2030 (l)	EUR	100,000	119,584
Independent Power and Renewable Electricity Producers - 0.3%
RWE Finance US LLC 5.125% 9/18/2035 (k)		150,000	146,283
TOTAL UTILITIES			265,867
TOTAL GERMANY			510,254
GHANA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Kosmos Energy Ltd 7.5% 3/1/2028 (k)		9,000	8,767
Kosmos Energy Ltd 7.75% 5/1/2027 (k)		4,000	3,976
Kosmos Energy Ltd 8.75% 10/1/2031 (k)		6,000	5,459
Tullow Holdco 2 Ltd 15% 11/15/2028 pay-in-kind (k)		15,677	15,991

TOTAL GHANA			34,193
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Global Aircraft Leasing Co Ltd 8.75% 9/1/2027 (k)		15,000	15,331
HONG KONG - 0.3%
Financials - 0.3%
Insurance - 0.3%
AIA Group Ltd 3.375% 4/7/2030 (k)		200,000	193,229
IRELAND - 0.4%
Financials - 0.4%
Banks - 0.2%
AIB Group PLC 2.875% 5/30/2031 (d)(l)	EUR	100,000	116,640
Consumer Finance - 0.2%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.375% 11/15/2030		150,000	147,335
TOTAL IRELAND			263,975
ISRAEL - 0.0%
Health Care - 0.0%
Pharmaceuticals - 0.0%
Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026		5,000	4,974
ITALY - 0.8%
Financials - 0.2%
Banks - 0.2%
Intesa Sanpaolo SpA 5.125% 8/29/2031 (l)	EUR	100,000	126,148
Utilities - 0.6%
Electric Utilities - 0.2%
ENEL Finance International NV 2.875% 4/11/2029 (l)	GBP	100,000	127,608
Gas Utilities - 0.4%
Snam SpA 5% 5/28/2030 (k)		200,000	201,200
TOTAL UTILITIES			328,808
TOTAL ITALY			454,956
JAPAN - 1.0%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.3%
NTT Finance Corp 4.62% 7/16/2028 (k)		200,000	200,152
Financials - 0.7%
Banks - 0.7%
Mitsubishi UFJ Financial Group Inc 4.847% 4/21/2032 (d)		200,000	199,702
Sumitomo Mitsui Financial Group Inc 4.494% 1/15/2032 (d)		200,000	197,167
TOTAL FINANCIALS			396,869
TOTAL JAPAN			597,021
LUXEMBOURG - 0.3%
Communication Services - 0.0%
Media - 0.0%
Altice Financing SA 5.75% 8/15/2029 (k)		17,000	12,318
Altice Financing SA 9.625% 7/15/2027 (k)		6,000	4,638
			16,956
Wireless Telecommunication Services - 0.0%
Altice France Lux 3 / Altice Holdings 1 10% 1/15/2033 (k)		10,400	10,114
TOTAL COMMUNICATION SERVICES			27,070
Materials - 0.0%
Chemicals - 0.0%
Herens Holdco Sarl 4.75% 5/15/2028 (k)		19,000	16,672
Real Estate - 0.3%
Industrial REITs - 0.3%
Prologis International Funding II SA 4.375% 7/1/2036 (l)	EUR	100,000	119,411
TOTAL LUXEMBOURG			163,153
MULTI-NATIONAL - 0.1%
Financials - 0.1%
Banks - 0.1%
European Investment Bank 0.5% 11/13/2037	EUR	50,000	42,953
NETHERLANDS - 0.6%
Financials - 0.4%
Banks - 0.4%
Cooperatieve Rabobank UA 1.125% 5/7/2031 (l)	EUR	100,000	105,123
ING Groep NV 4.5% 5/23/2029 (d)(l)	EUR	100,000	119,680
TOTAL FINANCIALS			224,803
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
NXP BV / NXP Funding LLC / NXP USA Inc 2.5% 5/11/2031		140,000	125,859
TOTAL NETHERLANDS			350,662
NIGERIA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
IHS Holding Ltd 5.625% 11/29/2026 (k)		6,000	5,973
IHS Holding Ltd 6.25% 11/29/2028 (k)		1,000	996
IHS Holding Ltd 8.25% 11/29/2031 (k)		14,000	14,628

TOTAL NIGERIA			21,597
NORWAY - 0.2%
Financials - 0.2%
Banks - 0.2%
DNB Bank ASA 3 month EURIBOR + 0.7%, 3.625% 5/28/2032 (d)(e)(l)	EUR	100,000	117,715
PERU - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Volcan Cia Minera SAA 8.5% 10/28/2032 (k)		5,000	5,131
SOUTH AFRICA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liquid Telecommunications Financing Plc 10.75% 4/14/2031 (k)		9,000	9,234
SPAIN - 0.2%
Utilities - 0.2%
Electric Utilities - 0.2%
Iberdrola Finanzas SA 3% 9/30/2031 (l)	EUR	100,000	115,326
SWITZERLAND - 0.2%
Financials - 0.2%
Insurance - 0.2%
Swiss Re Finance Luxembourg SA 2.534% 4/30/2050 (d)(l)	EUR	100,000	111,350
Industrials - 0.0%
Aerospace & Defense - 0.0%
VistaJet Malta Finance PLC / Vista Management Holding Inc 8.75% 1/15/2032 (k)		5,000	4,848
Materials - 0.0%
Chemicals - 0.0%
Consolidated Energy Finance SA 12% 2/15/2031 (k)		9,000	9,461
Consolidated Energy Finance SA 5.625% 10/15/2028 (k)		13,000	12,648
TOTAL MATERIALS			22,109
TOTAL SWITZERLAND			138,307
TANZANIA - 0.0%
Information Technology - 0.0%
Communications Equipment - 0.0%
HTA Group Ltd/Mauritius 6.75% 4/1/2031 (k)		10,000	10,153
UNITED KINGDOM - 2.3%
Consumer Discretionary - 0.2%
Hotels, Restaurants & Leisure - 0.2%
Compass Group PLC 3.25% 9/16/2033 (l)	EUR	100,000	114,641
Consumer Staples - 0.4%
Beverages - 0.2%
Coca-Cola Europacific Partners PLC 3.5% 5/8/2032 (l)	EUR	100,000	117,102
Household Products - 0.2%
Reckitt Benckiser Treasury Services PLC 3.875% 9/14/2033 (l)	EUR	100,000	118,995
TOTAL CONSUMER STAPLES			236,097
Financials - 0.8%
Banks - 0.8%
Barclays PLC 4.219% 5/24/2030 (d)		200,000	196,867
Lloyds Banking Group PLC 3.875% 5/14/2032 (d)(l)	EUR	100,000	118,766
NatWest Group PLC 2.057% 11/9/2028 (d)(l)	GBP	100,000	129,728
TOTAL FINANCIALS			445,361
Health Care - 0.2%
Pharmaceuticals - 0.2%
Astrazeneca Finance LLC 1.75% 5/28/2028		140,000	133,639
Utilities - 0.7%
Electric Utilities - 0.4%
NGG Finance PLC 2.125% 9/5/2082 (d)(l)	EUR	100,000	114,864
SSE PLC 4% 9/5/2031 (l)	EUR	100,000	119,719
			234,583
Independent Power and Renewable Electricity Producers - 0.1%
California Buyer Ltd / Atlantica Sustainable Infrastructure PLC 6.375% 2/15/2032 (k)		61,000	60,646
Water Utilities - 0.2%
Severn Trent Utilities Finance PLC 4.625% 11/30/2034 (l)	GBP	100,000	126,045
TOTAL UTILITIES			421,274
TOTAL UNITED KINGDOM			1,351,012
UNITED STATES - 22.9%
Communication Services - 1.5%
Diversified Telecommunication Services - 0.9%
APLD ComputeCo 2 LLC 6.75% 3/15/2031 (k)		9,000	9,071
APLD ComputeCo LLC 9.25% 12/15/2030 (k)		20,000	21,589
Core Scientific Finance I LLC 7.75% 5/15/2031 (k)		17,000	17,385
Edged Compute LLC 7.5% 4/30/2031 (k)		17,000	17,044
Flash Compute LLC 7.25% 12/31/2030 (k)		9,000	9,278
HUT 8 DC LLC 6.192% 11/15/2042 (k)		38,000	38,453
Level 3 Financing Inc 3.75% 7/15/2029 (k)		2,000	1,935
Level 3 Financing Inc 6.875% 6/30/2033 (k)		10,000	10,300
Level 3 Financing Inc 7% 3/31/2034 (k)		15,000	15,547
Level 3 Financing Inc 7.5% 2/15/2037 (k)		5,000	5,154
Level 3 Financing Inc 8.5% 1/15/2036 (k)		25,000	27,030
Lumen Technologies Inc 4.5% 1/15/2029 (k)		1,000	963
Meridian Arc Holdco LLC 6.25% 4/30/2031 (k)		16,000	16,082
PR RNO Property Owner 1 LLC 6.5% 5/1/2031 (k)		25,000	25,034
RD Michigan Property Owner I LLC 7.5% 3/30/2045 (k)		9,000	9,018
SV RNO Property Owner 1 LLC 5.875% 3/1/2031 (k)		5,000	4,937
Verizon Communications Inc 5.05% 5/9/2033		250,000	253,115
WULF Compute LLC 7.75% 10/15/2030 (k)		10,000	10,508
			492,443
Entertainment - 0.2%
AP Core Holdings II LLC 11% 5/15/2031 (k)		5,000	5,239
Walt Disney Co/The 2.65% 1/13/2031		140,000	129,761
			135,000
Interactive Media & Services - 0.0%
Snap Inc 6.875% 3/1/2033 (k)		2,000	1,982
Snap Inc 6.875% 3/15/2034 (k)		5,000	4,922
			6,904
Media - 0.4%
CCO Holdings LLC / CCO Holdings Capital Corp 4.25% 1/15/2034 (k)		33,000	27,565
CCO Holdings LLC / CCO Holdings Capital Corp 4.75% 2/1/2032 (k)		4,000	3,566
CCO Holdings LLC / CCO Holdings Capital Corp 7% 2/1/2033 (k)		5,000	4,887
CCO Holdings LLC / CCO Holdings Capital Corp 7.375% 2/1/2036 (k)		5,000	4,879
Charter Communications Operating LLC / Charter Communications Operating Capital 5.05% 3/30/2029		10,000	9,995
Charter Communications Operating LLC / Charter Communications Operating Capital 6.1% 6/1/2029		22,000	22,636
Charter Communications Operating LLC / Charter Communications Operating Capital 6.55% 6/1/2034		12,000	12,312
Charter Communications Operating LLC / Charter Communications Operating Capital 6.7% 12/1/2055		100,000	94,672
CMG Media Corp 8.875% 6/18/2029 (k)		1,000	802
CSC Holdings LLC 3.375% 2/15/2031 (k)		27,000	15,022
CSC Holdings LLC 4.125% 12/1/2030 (k)		10,000	5,700
CSC Holdings LLC 4.5% 11/15/2031 (k)		5,000	2,838
CSC Holdings LLC 4.625% 12/1/2030 (k)		7,000	1,644
EW Scripps Co/The 9.875% 8/15/2030 (k)		7,000	6,683
Univision Communications Inc 8.5% 7/31/2031 (k)		33,000	33,222
Univision Communications Inc 8.875% 4/15/2033 (k)		5,000	4,981
			251,404
TOTAL COMMUNICATION SERVICES			885,751
Consumer Discretionary - 1.9%
Automobile Components - 0.0%
American Axle & Manufacturing Inc 6.375% 10/15/2032 (k)		5,000	5,019
American Axle & Manufacturing Inc 7.75% 10/15/2033 (k)		5,000	5,013
Cyprium Corp / Cyprium Holdings Luxembourg Sarl 6.125% 4/15/2031 (k)		7,000	7,002
Cyprium Corp / Cyprium Holdings Luxembourg Sarl 6.375% 4/15/2034 (k)		8,000	7,984
			25,018
Automobiles - 0.2%
General Motors Co 5.4% 10/15/2029		40,000	40,886
General Motors Financial Co Inc 4.2% 10/27/2028		52,000	51,613
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC 10% 1/15/2031 (k)		12,000	11,831
			104,330
Broadline Retail - 0.1%
GrubHub Holdings Inc 13% 7/31/2030 pay-in-kind (k)		3,786	3,090
Saks Global Enterprises LLC 11% (g)(k)		1	0
Saks Global Enterprises LLC 11% (f)(g)(k)		2,937	0
Wayfair LLC 6.75% 11/15/2032 (k)		23,000	23,364
Wayfair LLC 7.125% 5/31/2034 (k)		5,000	5,094
Wayfair LLC 7.25% 10/31/2029 (k)		44,000	45,272
Wayfair LLC 7.75% 9/15/2030 (k)		9,000	9,369
			86,189
Diversified Consumer Services - 0.1%
Sotheby's 8.25% 4/15/2031 (k)		20,000	19,689
Sotheby's/Bidfair Holdings Inc 5.875% 6/1/2029 (k)		5,000	4,756
StoneMor Inc 8.5% 5/15/2029 (k)		16,000	15,693
			40,138
Hotels, Restaurants & Leisure - 0.2%
Acushnet Co 5.625% 12/1/2033 (k)		3,000	2,977
BCPE Flavor Debt Merger Sub LLC and BCPE Flavor Issuer Inc 9.5% 7/1/2032 (k)		14,000	12,740
Hilton Domestic Operating Co Inc 3.625% 2/15/2032 (k)		19,000	17,441
Hilton Domestic Operating Co Inc 5.5% 3/31/2034 (k)		5,000	4,977
Hilton Domestic Operating Co Inc 5.5% 9/15/2031 (k)		5,000	5,029
Hilton Domestic Operating Co Inc 5.75% 9/15/2033 (k)		30,000	30,266
Hilton Domestic Operating Co Inc 5.875% 3/15/2033 (k)		7,000	7,079
Hilton Domestic Operating Co Inc 6.125% 4/1/2032 (k)		7,000	7,137
Light & Wonder International Inc 6.25% 10/1/2033 (k)		5,000	4,945
MajorDrive Holdings IV LLC 6.375% 6/1/2029 (k)		11,000	9,325
NCL Corp Ltd 5.875% 1/15/2031 (k)		19,000	18,361
NCL Corp Ltd 6.25% 9/15/2033 (k)		10,000	9,588
			129,865
Household Durables - 0.2%
Beazer Homes USA Inc 7.5% 3/15/2031 (k)		17,000	17,186
LGI Homes Inc 7% 11/15/2032 (k)		25,000	24,117
TopBuild Corp 5.625% 1/31/2034 (k)		20,000	20,194
Tri Pointe Homes Inc 5.7% 6/15/2028		2,000	2,015
Whirlpool Corp 5.75% 3/1/2034		7,000	5,798
Whirlpool Corp 6.5% 6/15/2033		27,000	24,505
			93,815
Leisure Products - 0.1%
Hasbro Inc 4.65% 3/12/2031		58,000	57,359
Specialty Retail - 0.8%
Advance Auto Parts Inc 3.5% 3/15/2032		3,000	2,631
Advance Auto Parts Inc 3.9% 4/15/2030		3,000	2,801
Advance Auto Parts Inc 7% 8/1/2030 (k)		5,000	5,137
Advance Auto Parts Inc 7.375% 8/1/2033 (k)		15,000	15,605
Carvana Co 4.875% 9/1/2029 (k)		5,000	4,550
Carvana Co 9% 6/1/2030 pay-in-kind (d)(k)		3,383	3,508
Carvana Co 9% 6/1/2031 pay-in-kind (d)(k)		7,816	8,639
Champions Financing Inc 8.75% 2/15/2029 (k)		13,000	12,565
Home Depot Inc/The 3.25% 4/15/2032		130,000	121,231
LBM Acquisition LLC 6.25% 1/15/2029 (k)		8,000	4,928
Lowe's Cos Inc 3.75% 4/1/2032		130,000	123,242
Michaels Cos Inc/The 11% 3/15/2034 (k)		8,000	7,564
Michaels Cos Inc/The 8.5% 3/15/2033 (k)		8,000	7,810
Staples Inc 10.75% 9/1/2029 (k)		11,000	10,465
Staples Inc 12.75% 1/15/2030 (k)		7,271	5,566
TJX Cos Inc/The 3.875% 4/15/2030		120,000	117,938
			454,180
Textiles, Apparel & Luxury Goods - 0.2%
Tapestry Inc 3.05% 3/15/2032		140,000	126,697
TOTAL CONSUMER DISCRETIONARY			1,117,591
Consumer Staples - 0.6%
Consumer Staples Distribution & Retail - 0.1%
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 4.875% 2/15/2030 (k)		10,000	9,739
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 5.5% 3/31/2031 (k)		5,000	4,923
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 5.75% 3/31/2034 (k)		10,000	9,634
Albertsons Cos Inc 5.625% 3/31/2032 (k)		5,000	4,882
C&S Group Enterprises LLC 5% 12/15/2028 (k)		10,000	9,410
KeHE Distributors LLC / KeHE Finance Corp / NextWave Distribution Inc 7.125% 4/30/2033 (k)		2,000	2,026
KeHE Distributors LLC / KeHE Finance Corp / NextWave Distribution Inc 9% 2/15/2029 (k)		9,000	9,400
Performance Food Group Inc 4.25% 8/1/2029 (k)		6,000	5,813
Performance Food Group Inc 5.625% 3/1/2034 (k)		5,000	4,886
Performance Food Group Inc 6.125% 9/15/2032 (k)		3,000	3,033
US Foods Inc 5.75% 4/15/2033 (k)		2,000	1,997
			65,743
Food Products - 0.5%
B&G Foods Inc 5.25% 9/15/2027		3,000	2,917
General Mills Inc 2.25% 10/14/2031		290,000	255,582
Post Holdings Inc 4.625% 4/15/2030 (k)		8,000	7,782
Post Holdings Inc 6.25% 10/15/2034 (k)		7,000	6,937
Post Holdings Inc 6.25% 2/15/2032 (k)		7,000	7,111
Post Holdings Inc 6.375% 3/1/2033 (k)		19,000	18,946
Post Holdings Inc 6.5% 3/15/2036 (k)		5,000	4,961
			304,236
Household Products - 0.0%
Resideo Funding Inc 6.5% 7/15/2032 (k)		12,000	12,064
TOTAL CONSUMER STAPLES			382,043
Energy - 0.5%
Energy Equipment & Services - 0.1%
Archrock Partners LP / Archrock Partners Finance Corp 6.625% 9/1/2032 (k)		4,000	4,094
Archrock Services LP / Archrock Partners Finance Corp 6% 2/1/2034 (k)		10,000	10,004
Kodiak Gas Services LLC 5.875% 4/1/2031 (k)		5,000	5,030
Kodiak Gas Services LLC 6.5% 10/1/2033 (k)		10,000	10,177
Kodiak Gas Services LLC 6.75% 10/1/2035 (k)		5,000	5,139
Oceaneering International Inc 6% 2/1/2028		20,000	20,180
			54,624
Oil, Gas & Consumable Fuels - 0.4%
Antero Midstream Partners LP / Antero Midstream Finance Corp 5.75% 10/15/2033 (k)		10,000	9,895
Antero Midstream Partners LP / Antero Midstream Finance Corp 5.75% 7/1/2034 (k)		10,000	9,880
California Resources Corp 7% 1/15/2034 (k)		5,000	5,040
Calumet Specialty Products Partners LP / Calumet Finance Corp 9.75% 2/15/2031 (k)		5,000	5,294
Calumet Specialty Products Partners LP / Calumet Finance Corp 9.75% 7/15/2028 (k)		15,000	15,337
Cheniere Energy Inc 5.2% 7/30/2036 (k)		12,000	11,822
Cheniere Energy Partners LP 5.35% 11/30/2036 (b)(k)		18,000	18,001
CNX Midstream Partners LP 4.75% 4/15/2030 (k)		24,000	23,171
CNX Resources Corp 7.25% 3/1/2032 (k)		12,000	12,402
CNX Resources Corp 7.375% 1/15/2031 (k)		7,000	7,185
Global Partners LP / GLP Finance Corp 6.875% 1/15/2029		13,000	13,128
Global Partners LP / GLP Finance Corp 7.125% 7/1/2033 (k)		5,000	5,084
Harvest Midstream I LP 6.75% 5/15/2034 (k)		5,000	5,133
Kinetik Holdings LP 6.625% 12/15/2028 (k)		19,000	19,402
PBF Holding Co LLC / PBF Finance Corp 7.25% 6/1/2034 (k)		5,000	4,978
Sunoco LP / Sunoco Finance Corp 4.5% 5/15/2029		39,000	38,220
Sunoco LP 5.375% 7/15/2031 (k)		5,000	4,976
Sunoco LP 5.625% 7/15/2034 (k)		5,000	4,924
Sunoco LP 5.875% 3/15/2034 (k)		5,000	4,970
Sunoco LP 6.25% 7/1/2033 (k)		7,000	7,119
Targa Resources Corp 4.35% 4/15/2031		15,000	14,694
			240,655
TOTAL ENERGY			295,279
Financials - 6.7%
Banks - 2.6%
Bank of America Corp 2.687% 4/22/2032 (d)		70,000	63,547
Bank of America Corp 4.456% 2/6/2032 (d)		100,000	98,476
Bank of America Corp 4.623% 5/9/2029 (d)		209,000	209,495
Bank of America Corp 5.015% 7/22/2033 (d)		168,000	168,891
Bank of America Corp 6.204% 11/10/2028 (d)		50,000	51,238
Citigroup Inc 4.91% 5/24/2033 (d)		90,000	89,644
Fifth Third Bancorp 4.895% 9/6/2030 (d)		50,000	50,207
JPMorgan Chase & Co 2.963% 1/25/2033 (d)		70,000	63,519
JPMorgan Chase & Co 4.255% 10/22/2031 (d)		150,000	147,121
JPMorgan Chase & Co 4.408% 4/23/2030 (d)		180,000	179,046
JPMorgan Chase & Co 4.586% 4/26/2033 (d)		142,000	140,026
JPMorgan Chase & Co 4.912% 7/25/2033 (d)		28,000	28,053
JPMorgan Chase & Co 5.103% 4/22/2031 (d)		27,000	27,448
JPMorgan Chase & Co 5.572% 4/22/2036 (d)		33,000	33,960
Santander Holdings USA Inc 6.499% 3/9/2029 (d)		27,000	27,784
Truist Financial Corp 4.597% 1/27/2032 (d)		110,000	108,741
Western Alliance Bancorp 3% 6/15/2031 (d)		8,000	7,749
			1,494,945
Capital Markets - 2.3%
Ares Capital Corp 5.55% 1/15/2030		32,000	31,868
Goldman Sachs Group Inc/The 3.102% 2/24/2033 (d)		109,000	98,835
Goldman Sachs Group Inc/The 3.615% 3/15/2028 (d)		130,000	129,176
Goldman Sachs Group Inc/The 4.516% 1/21/2032 (d)		69,000	67,935
HPS Corporate Lending Fund 5.45% 11/15/2030		113,000	109,549
Jefferies Finance LLC / JFIN Co-Issuer Corp 5% 8/15/2028 (k)		12,000	11,599
Jefferies Finance LLC / JFIN Co-Issuer Corp 6.625% 10/15/2031 (k)		10,000	9,860
Morgan Stanley 2.943% 1/21/2033 (d)		70,000	63,112
Morgan Stanley 4.356% 10/22/2031 (d)		300,000	294,409
Morgan Stanley 4.493% 1/16/2032 (d)		41,000	40,344
Morgan Stanley 4.708% 3/12/2032 (d)		120,000	118,902
Morgan Stanley 4.809% 4/16/2032 (d)		15,000	14,936
Morgan Stanley 4.889% 7/20/2033 (d)		68,000	67,757
Morgan Stanley 5.192% 4/17/2031 (d)		25,000	25,369
Morgan Stanley 5.664% 4/17/2036 (d)		20,000	20,583
MSCI Inc 5.15% 3/15/2036		14,000	13,610
MSCI Inc 5.25% 9/1/2035		109,000	107,391
State Street Corp 3.031% 11/1/2034 (d)		130,000	122,048
			1,347,283
Consumer Finance - 0.3%
Ally Financial Inc 6.646% 1/17/2040 (d)		15,000	14,862
American Express Co 4.456% 2/10/2032 (d)		170,000	167,946
LFS Topco LLC 8.75% 7/15/2030 (k)		7,000	6,968
SLM Corp 6.495% 5/15/2032 (d)		5,000	5,004
SLM Corp 6.5% 1/31/2030		4,000	4,052
			198,832
Financial Services - 0.2%
Block Inc 3.5% 6/1/2031		44,000	40,090
Block Inc 5.625% 8/15/2030 (k)		5,000	5,021
Block Inc 6% 8/15/2033 (k)		5,000	5,001
Block Inc 6.5% 5/15/2032		15,000	15,285
Burford Capital Global Finance LLC 7.5% 7/15/2033 (k)		7,000	5,985
HA Sustainable Infrastructure Capital Inc 6% 3/15/2036		9,000	8,899
HA Sustainable Infrastructure Capital Inc 7.125% 11/15/2056 (d)		5,000	5,053
HA Sustainable Infrastructure Capital Inc 8% 6/1/2056 (d)		7,000	7,473
Walker & Dunlop Inc 6.625% 4/1/2033 (k)		2,000	2,022
			94,829
Insurance - 1.2%
Asurion LLC/ Asurion Co-Issuer Inc 8% 12/31/2032 (k)		14,000	14,600
Asurion LLC/ Asurion Co-Issuer Inc 8.375% 2/1/2034 (k)		10,000	9,773
Equitable Financial Life Global Funding 1.3% 7/12/2026 (k)		200,000	199,340
Liberty Mutual Group Inc 5.25% 5/1/2036 (k)		25,000	24,700
Marsh & McLennan Cos Inc 2.375% 12/15/2031		210,000	186,658
MetLife Inc 5.3% 12/15/2034		110,000	112,435
RGA Global Funding 4.6% 11/25/2030 (k)		180,000	178,188
			725,694
Mortgage Real Estate Investment Trusts (REITs) - 0.1%
EF Holdco / EF Cayman Hold / Ellington Fin REIT Cayman/TRS / EF Cayman Non-MTM 7.375% 9/30/2030 (k)		5,000	4,994
Starwood Property Trust Inc 3.625% 7/15/2026 (k)		2,000	1,996
Starwood Property Trust Inc 5.25% 10/15/2028 (k)		10,000	9,974
Starwood Property Trust Inc 5.75% 1/15/2031 (k)		5,000	4,999
Starwood Property Trust Inc 6% 4/15/2030 (k)		7,000	7,061
Starwood Property Trust Inc 6.125% 6/1/2031 (k)		5,000	5,055
Starwood Property Trust Inc 6.5% 10/15/2030 (k)		12,000	12,298
Starwood Property Trust Inc 6.5% 7/1/2030 (k)		7,000	7,165
Starwood Property Trust Inc 7.25% 4/1/2029 (k)		12,000	12,444
			65,986
TOTAL FINANCIALS			3,927,569
Health Care - 1.8%
Biotechnology - 0.4%
Amgen Inc 3% 2/22/2029		260,000	250,935
Emergent BioSolutions Inc 3.875% 8/15/2028 (k)		16,000	14,547
			265,482
Health Care Equipment & Supplies - 0.2%
Augusta SpinCo Corp 4.656% 3/23/2031		103,000	102,414
Health Care Providers & Services - 0.8%
Accendra Health Inc 6.625% 4/1/2030 (k)		24,000	14,483
AMN Healthcare Inc 4% 4/15/2029 (k)		12,000	11,585
Centene Corp 3% 10/15/2030		20,000	18,024
Centene Corp 3.375% 2/15/2030		20,000	18,585
Centene Corp 4.625% 12/15/2029		10,000	9,740
CHS/Community Health Systems Inc 4.75% 2/15/2031 (k)		26,000	23,906
CHS/Community Health Systems Inc 5.25% 5/15/2030 (k)		6,000	5,654
CHS/Community Health Systems Inc 6.125% 4/1/2030 (k)		13,000	11,822
CHS/Community Health Systems Inc 9.75% 1/15/2034 (k)		5,000	5,245
CVS Health Corp 5% 9/15/2032		12,000	12,057
CVS Health Corp 6.75% 12/10/2054 (d)		55,000	57,345
CVS Health Corp 7% 3/10/2055 (d)		24,000	25,006
DaVita Inc 3.75% 2/15/2031 (k)		24,000	22,315
DaVita Inc 6.875% 9/1/2032 (k)		12,000	12,427
Encompass Health Corp 4.625% 4/1/2031		12,000	11,614
Humana Inc 6.625% 9/15/2056 (d)		18,000	17,842
Molina Healthcare Inc 3.875% 11/15/2030 (k)		15,000	13,882
Molina Healthcare Inc 6.25% 1/15/2033 (k)		25,000	24,998
Molina Healthcare Inc 6.5% 2/15/2031 (k)		17,000	17,239
Pediatrix Medical Group Inc 5.375% 2/15/2030 (k)		14,000	13,855
Tenet Healthcare Corp 5.5% 11/15/2032 (k)		30,000	29,879
Tenet Healthcare Corp 6% 11/15/2033 (k)		5,000	5,048
Tenet Healthcare Corp 6.125% 10/1/2028		47,000	47,120
Tenet Healthcare Corp 6.125% 6/15/2030		6,000	6,056
US Acute Care Solutions LLC 9.75% 5/15/2029 (k)		12,000	11,495
			447,222
Health Care Technology - 0.1%
IQVIA Inc 5% 10/15/2026 (k)		22,000	21,989
IQVIA Inc 5% 5/15/2027 (k)		39,000	38,981
IQVIA Inc 6.25% 6/1/2032 (k)		15,000	15,324
			76,294
Life Sciences Tools & Services - 0.1%
Charles River Laboratories International Inc 3.75% 3/15/2029 (k)		10,000	9,580
Charles River Laboratories International Inc 4.25% 5/1/2028 (k)		45,000	44,147
Fortrea Holdings Inc 7.5% 7/1/2030 (k)		3,000	3,023
			56,750
Pharmaceuticals - 0.2%
Organon & Co / Organon Foreign Debt Co-Issuer BV 4.125% 4/30/2028 (k)		11,000	10,865
Zoetis Inc 2% 5/15/2030		140,000	126,679
			137,544
TOTAL HEALTH CARE			1,085,706
Industrials - 1.4%
Aerospace & Defense - 0.1%
ATI Inc 4.875% 10/1/2029		20,000	19,778
ATI Inc 7.25% 8/15/2030		7,000	7,268
TransDigm Inc 6% 1/15/2033 (k)		7,000	7,080
TransDigm Inc 6.125% 7/31/2034 (k)		10,000	9,959
TransDigm Inc 6.25% 1/31/2034 (k)		5,000	5,118
TransDigm Inc 6.375% 3/1/2029 (k)		12,000	12,236
TransDigm Inc 6.375% 5/31/2033 (k)		5,000	5,047
TransDigm Inc 6.75% 1/31/2034 (k)		5,000	5,124
			71,610
Building Products - 0.4%
Builders FirstSource Inc 6.375% 3/1/2034 (k)		7,000	6,994
Builders FirstSource Inc 6.75% 5/15/2035 (k)		10,000	10,100
Camelot Return Merger Sub Inc 8.75% 8/1/2028 (k)		5,000	3,047
Carrier Global Corp 2.493% 2/15/2027		130,000	128,491
Carrier Global Corp 5.9% 3/15/2034		3,000	3,166
Carrier Global Corp 6.2% 3/15/2054		2,000	2,136
Cornerstone Building Brands Inc 9.5% 8/15/2029 (k)		5,000	3,028
			156,962
Commercial Services & Supplies - 0.2%
ADT Security Corp/The 5.875% 10/15/2033 (k)		15,000	14,659
Artera Services LLC 8.5% 2/15/2031 (k)		40,000	36,528
Brand Industrial Services Inc 10.375% 8/1/2030 (k)		20,000	17,676
Neptune Bidco US Inc 9.5% 2/15/2033 (k)		6,000	6,138
OT Midco Inc 10% 2/15/2030 (k)		7,000	2,699
Reworld Holding Corp 4.875% 12/1/2029 (k)		48,000	45,541
			123,241
Construction & Engineering - 0.0%
AECOM 6% 8/1/2033 (k)		10,000	10,016
Granite Construction Inc 6.375% 6/15/2034 (b)(k)		5,000	5,102
			15,118
Electrical Equipment - 0.0%
WESCO Distribution Inc 5.25% 4/15/2031 (k)		5,000	4,953
WESCO Distribution Inc 5.5% 4/15/2034 (k)		7,000	6,949
			11,902
Ground Transportation - 0.1%
Uber Technologies Inc 4.15% 1/15/2031		21,000	20,540
Uber Technologies Inc 4.8% 9/15/2035		16,000	15,579
			36,119
Industrial Conglomerates - 0.2%
Trane Technologies Financing Ltd 3.8% 3/21/2029		130,000	128,092
Machinery - 0.2%
Enpro Inc 6.125% 6/1/2033 (k)		3,000	3,054
Otis Worldwide Corp 2.565% 2/15/2030		140,000	130,265
Terex Corp 6.25% 10/15/2032 (k)		12,000	12,184
			145,503
Passenger Airlines - 0.0%
JetBlue Airways Corp / JetBlue Loyalty LP 9.875% 9/20/2031 (k)		8,000	7,359
Professional Services - 0.0%
Verisk Analytics Inc 4.45% 3/15/2031		7,000	6,885
Trading Companies & Distributors - 0.2%
Herc Holdings Inc 5.75% 3/15/2031 (k)		5,000	4,999
Herc Holdings Inc 6% 3/15/2034 (k)		5,000	4,969
Herc Holdings Inc 7% 6/15/2030 (k)		10,000	10,391
Herc Holdings Inc 7.25% 6/15/2033 (k)		5,000	5,216
Sumisho Air Lease Corp 4.4% 3/24/2028 (k)		20,000	19,900
Sumisho Air Lease Corp 4.5% 3/24/2029 (k)		20,000	19,878
Sumisho Air Lease Corp 4.85% 3/24/2031 (k)		25,000	24,771
United Rentals North America Inc 5.375% 11/15/2033 (k)		10,000	9,875
United Rentals North America Inc 6.125% 3/15/2034 (k)		7,000	7,184
			107,183
TOTAL INDUSTRIALS			809,974
Information Technology - 1.4%
Electronic Equipment, Instruments & Components - 0.4%
Dell International LLC / EMC Corp 4.15% 2/15/2029		26,000	25,803
Dell International LLC / EMC Corp 4.5% 2/15/2031		43,000	42,625
Dell International LLC / EMC Corp 4.75% 10/6/2032		29,000	28,802
Dell International LLC / EMC Corp 5.1% 2/15/2036		50,000	49,798
Dell International LLC / EMC Corp 6.2% 7/15/2030		110,000	116,058
			263,086
IT Services - 0.2%
Cogent Communications Group LLC / Cogent Finance Inc 7% 6/15/2027 (k)		18,000	17,951
Cogent Communications Group LLC / Cogent Finance Inc 7% 6/15/2027 (k)		11,000	10,987
CoreWeave Inc 9% 2/1/2031 (k)		21,000	21,293
CoreWeave Inc 9.25% 6/1/2030 (k)		10,000	10,202
CoreWeave Inc 9.75% 10/1/2031 (k)		15,000	15,472
Go Daddy Operating Co LLC / GD Finance Co Inc 3.5% 3/1/2029 (k)		32,000	30,116
			106,021
Semiconductors & Semiconductor Equipment - 0.7%
Broadcom Inc 4.2% 10/15/2030		62,000	61,070
Broadcom Inc 4.95% 1/15/2036		110,000	108,704
Entegris Inc 3.625% 5/1/2029 (k)		36,000	34,388
Entegris Inc 5.95% 6/15/2030 (k)		36,000	36,372
Micron Technology Inc 2.703% 4/15/2032		140,000	125,647
ON Semiconductor Corp 3.875% 9/1/2028 (k)		23,000	22,440
Wolfspeed Inc 7% 6/15/2031 pay-in-kind (d)		11,129	9,974
			398,595
Software - 0.1%
Cloud Software Group Inc 9% 9/30/2029 (k)		5,000	4,941
Oracle Corp 3.6% 4/1/2040		35,000	25,953
Oracle Corp 5.35% 5/4/2033		10,000	9,843
Oracle Corp 5.7% 2/4/2036		2,000	1,965
Oracle Corp 6.55% 2/4/2046		2,000	1,928
Oracle Corp 6.7% 2/4/2056		2,000	1,926
Oracle Corp U.S. SOFR Averages Index + 1.11%, 4.6986% 2/4/2029 (d)(e)		10,000	9,984
Rackspace Finance LLC 3.5% 5/15/2028 (k)		3,340	2,821
			59,361
Technology Hardware, Storage & Peripherals - 0.0%
Seagate Data Storage Technology Pte Ltd 4.125% 1/15/2031 (k)		8,000	7,641
Seagate Data Storage Technology Pte Ltd 5.75% 12/1/2034 (k)		4,000	4,068
Seagate Data Storage Technology Pte Ltd 5.875% 7/15/2030 (k)		5,000	5,095
Seagate Data Storage Technology Pte Ltd 8.25% 12/15/2029 (k)		7,000	7,295
			24,099
TOTAL INFORMATION TECHNOLOGY			851,162
Materials - 0.5%
Chemicals - 0.4%
Advancion Sciences Inc 9.25% 11/1/2026 pay-in-kind (d)(k)		11,394	9,115
Celanese US Holdings LLC 6.75% 4/15/2033		12,000	12,380
Celanese US Holdings LLC 7% 2/15/2031		2,000	2,073
Celanese US Holdings LLC 7.375% 2/15/2034		44,000	45,956
Celanese US Holdings LLC 7.379% 7/15/2032 (d)		5,000	5,255
Celanese US Holdings LLC 7.7% 11/15/2033 (d)		3,000	3,222
Chemours Co/The 7.875% 3/15/2034 (k)		5,000	5,072
GPD Cos Inc 12.5% 12/31/2029 pay-in-kind (k)		4,646	3,148
International Flavors & Fragrances Inc 2.3% 11/1/2030 (k)		74,000	66,543
Mativ Holdings Inc 8% 10/1/2029 (k)		10,000	9,961
Olin Corp 5% 2/1/2030		17,000	16,496
Olin Corp 6.625% 4/1/2033 (k)		34,000	33,751
Olympus Water US Holding Corp 6.75% 8/1/2032 (k)		15,000	14,645
Perimeter Holdings LLC 6.25% 1/15/2034 (k)		5,000	4,976
Tronox Inc 4.625% 3/15/2029 (k)		13,000	10,354
			242,947
Construction Materials - 0.0%
Quikrete Holdings Inc 6.375% 3/1/2032 (k)		13,000	13,237
Quikrete Holdings Inc 6.75% 3/1/2033 (k)		7,000	7,101
			20,338
Containers & Packaging - 0.1%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 4% 9/1/2029 (k)		27,000	25,610
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 6.25% 1/30/2031 (k)		20,000	20,154
			45,764
Metals & Mining - 0.0%
Commercial Metals Co 5.75% 11/15/2033 (k)		4,000	4,003
Commercial Metals Co 6% 12/15/2035 (k)		4,000	4,007
			8,010
TOTAL MATERIALS			317,059
Real Estate - 2.7%
Diversified REITs - 0.4%
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 8.625% 6/15/2032 (k)		19,000	19,919
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 8.625% 6/15/2032 (k)		5,000	5,241
WP Carey Inc 2.45% 2/1/2032		220,000	192,773
			217,933
Health Care REITs - 0.4%
Alexandria Real Estate Equities Inc 2% 5/18/2032		220,000	185,192
MPT Operating Partnership LP / MPT Finance Corp 4.625% 8/1/2029		7,000	5,723
MPT Operating Partnership LP / MPT Finance Corp 5% 10/15/2027		31,000	30,260
			221,175
Hotel & Resort REITs - 0.0%
RHP Hotel Properties LP / RHP Finance Corp 5.75% 3/15/2034 (k)		5,000	4,960
RHP Hotel Properties LP / RHP Finance Corp 6.5% 6/15/2033 (k)		5,000	5,143
			10,103
Industrial REITs - 0.3%
Prologis LP 2.875% 11/15/2029		200,000	189,961
Office REITs - 0.8%
Boston Properties LP 6.75% 12/1/2027		19,000	19,574
COPT Defense Properties LP 2% 1/15/2029		150,000	140,386
COPT Defense Properties LP 4.5% 10/15/2030		4,000	3,929
Hudson Pacific Properties LP 5.95% 2/15/2028		122,000	120,841
Kilroy Realty LP 2.5% 11/15/2032		220,000	182,305
			467,035
Real Estate Management & Development - 0.3%
Anywhere Real Estate Group LLC / Anywhere Co-Issuer Corp 7% 4/15/2030 (k)		2,400	2,421
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 5.75% 1/15/2029 (k)		10,000	9,868
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 9.75% 4/15/2030 (k)		5,000	5,386
CBRE Services Inc 2.5% 4/1/2031		140,000	126,051
Kennedy-Wilson Inc 7% 6/1/2031 (k)		10,000	10,233
Kennedy-Wilson Inc 7.25% 6/1/2033 (k)		10,000	10,166
Taylor Morrison Communities Inc 5.125% 8/1/2030 (k)		23,000	22,771
			186,896
Retail REITs - 0.4%
Brixmor Operating Partnership LP 5.75% 2/15/2035		90,000	93,181
Phillips Edison Grocery Center Operating Partnership I LP 2.625% 11/15/2031		130,000	115,823
Phillips Edison Grocery Center Operating Partnership I LP 4.75% 3/15/2033		14,000	13,725
Regency Centers LP 4.5% 3/15/2033		10,000	9,757
			232,486
Specialized REITs - 0.1%
American Tower Corp 4.7% 12/15/2032		66,000	65,136
TOTAL REAL ESTATE			1,590,725
Utilities - 3.9%
Electric Utilities - 2.4%
Consolidated Edison Co of New York Inc 3.35% 4/1/2030		190,000	182,186
DPL LLC/Ohio 4.35% 4/15/2029		38,000	36,683
Duke Energy Carolinas LLC 3.95% 11/15/2028		170,000	168,519
Edison International 4.8% 3/15/2031		5,000	4,869
Edison International 7.875% 6/15/2054 (d)		22,000	22,507
Edison International 8.125% 6/15/2053 (d)		12,000	12,255
FirstEnergy Pennsylvania Electric Co 4.55% 3/15/2031 (k)		120,000	118,959
Northern States Power Co/MN 2.25% 4/1/2031		210,000	189,314
NRG Energy Inc 5.75% 1/15/2034 (k)		15,000	14,837
NRG Energy Inc 5.75% 7/15/2029 (k)		20,000	20,018
NRG Energy Inc 5.875% 5/15/2034 (k)		5,000	4,969
NRG Energy Inc 6% 1/15/2036 (k)		15,000	14,900
NRG Energy Inc 6% 2/1/2033 (k)		7,000	7,053
NRG Energy Inc 6.125% 5/15/2036 (k)		5,000	4,989
NRG Energy Inc 6.25% 11/1/2034 (k)		7,000	7,060
Oncor Electric Delivery Co LLC 4.15% 6/1/2032		130,000	126,134
PG&E Corp 5% 7/1/2028		15,000	14,927
PG&E Corp 5.25% 7/1/2030		70,000	69,257
PG&E Corp 6.85% 9/15/2056 (d)		1,000	996
PG&E Corp 7.375% 3/15/2055 (d)		16,000	16,294
Vistra Operations Co LLC 4.55% 10/30/2028 (k)		8,000	7,966
Vistra Operations Co LLC 5% 4/30/2031 (k)		19,000	18,906
Vistra Operations Co LLC 5.25% 4/30/2033 (k)		20,000	19,872
Vistra Operations Co LLC 5.55% 4/30/2036 (k)		37,000	36,846
Wisconsin Electric Power Co 4.75% 9/30/2032		160,000	161,119
XPLR Infrastructure Operating Partners LP 4.5% 9/15/2027 (k)		17,000	16,888
XPLR Infrastructure Operating Partners LP 7.25% 1/15/2029 (k)		21,000	21,872
XPLR Infrastructure Operating Partners LP 7.75% 4/15/2034 (k)		22,000	23,231
XPLR Infrastructure Operating Partners LP 8.375% 1/15/2031 (k)		7,000	7,504
XPLR Infrastructure Operating Partners LP 8.625% 3/15/2033 (k)		9,000	9,671
			1,360,601
Independent Power and Renewable Electricity Producers - 0.4%
AES Corp/The 2.45% 1/15/2031		228,000	204,323
AES Corp/The 6.95% 7/15/2055 (d)		5,000	4,930
TerraForm Power Operating LLC 4.75% 1/15/2030 (k)		43,000	41,523
			250,776
Multi-Utilities - 1.1%
Dominion Energy Inc 2.25% 8/15/2031		220,000	195,014
NiSource Inc 1.7% 2/15/2031		230,000	200,960
NiSource Inc 5.35% 4/1/2034		70,000	71,460
Puget Energy Inc 4.224% 3/15/2032		190,000	182,471
			649,905
TOTAL UTILITIES			2,261,282
TOTAL UNITED STATES			13,524,141
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $18,836,026)			18,798,866

Non-Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Information Technology - 0.0%
Software - 0.0%
Strategy Inc 11.5% (m) (Cost $4,274)	46	4,552

Preferred Securities - 0.3%
		Principal Amount (a)	Value ($)
FRANCE - 0.0%
Financials - 0.0%
Banks - 0.0%
BNP Paribas SA 7.45% (d)(k)(o)		5,000	5,319
SPAIN - 0.2%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Telefonica Europe BV 2.502% (d)(l)(o)	EUR	100,000	115,938
UNITED STATES - 0.1%
Financials - 0.1%
Banks - 0.1%
BW Real Estate Inc 9.5% (d)(k)(o)		7,000	7,172
Citigroup Inc 6.5% (d)(o)		5,000	5,067
Truist Financial Corp 6.25% (d)(o)		5,000	5,012
			17,251
Consumer Finance - 0.0%
Ally Financial Inc 4.7% (d)(o)		10,000	9,752
Ally Financial Inc 5 year U.S. Treasury Index + 0%, 7.1% (d)(e)(o)		5,000	5,063
			14,815
Insurance - 0.0%
Alliant Holdings LP 10.5% (d)(f)(o)		2,056	2,038
TOTAL FINANCIALS			34,104
Industrials - 0.0%
Trading Companies & Distributors - 0.0%
Sumisho Air Lease Corp 4.125% (d)(o)		15,000	14,904
Sumisho Air Lease Corp 4.65% (d)(o)		8,000	8,071
TOTAL INDUSTRIALS			22,975
TOTAL UNITED STATES			57,079
TOTAL PREFERRED SECURITIES (Cost $164,017)			178,336

U.S. Government Agency - Mortgage Securities - 20.5%
	Principal Amount (a)	Value ($)
UNITED STATES - 20.5%
Fannie Mae 2.5% 6/1/2052	96,657	82,662
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	18,159	14,693
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2040	39,997	34,934
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	19,147	15,588
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	81,138	66,184
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	22,000	17,945
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	20,738	16,916
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	137,902	111,409
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2052	48,565	39,265
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2051	99,647	79,818
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	19,755	15,954
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	18,034	15,417
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	37,645	31,983
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2050	30,279	25,743
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	93,855	79,328
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	52,193	44,637
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	134,723	118,878
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	16,870	14,875
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2053	139,124	122,544
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	46,564	40,753
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	15,696	13,840
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2051	26,852	23,920
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	37,632	33,206
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2048	42,142	37,765
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	24,075	21,454
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	16,922	14,878
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2052	24,556	21,722
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	48,920	43,778
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2048	83,446	77,509
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2052	55,891	51,478
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2052	48,352	44,428
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2052	35,213	33,321
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2054	175,579	173,481
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	36,751	36,739
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2040	294,138	296,312
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2056	175,000	172,318
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2038	135,709	139,432
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2056	37,764	38,588
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2056	36,666	37,500
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2055	103,732	104,601
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2056	95,218	98,740
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2055	63,290	65,948
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2055	43,156	44,749
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2054	59,335	60,908
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2056	75,079	77,434
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2056	99,943	104,117
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2054	36,908	37,861
Fannie Mae Mortgage pass-thru certificates 6.5% 4/1/2056	64,701	68,276
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2054	10,259	10,685
Freddie Mac Gold Pool 1.5% 4/1/2051	102,835	78,707
Freddie Mac Gold Pool 2% 1/1/2051	20,798	16,816
Freddie Mac Gold Pool 2% 11/1/2050	49,914	40,387
Freddie Mac Gold Pool 2% 12/1/2051	18,649	15,183
Freddie Mac Gold Pool 2% 2/1/2051	48,062	38,859
Freddie Mac Gold Pool 2% 2/1/2052	99,397	79,617
Freddie Mac Gold Pool 2% 3/1/2051	77,987	63,175
Freddie Mac Gold Pool 2% 3/1/2051	50,184	40,574
Freddie Mac Gold Pool 2% 6/1/2052	124,385	100,566
Freddie Mac Gold Pool 2% 7/1/2051	18,891	15,256
Freddie Mac Gold Pool 2.5% 11/1/2051	23,272	19,939
Freddie Mac Gold Pool 2.5% 12/1/2051	16,951	14,507
Freddie Mac Gold Pool 2.5% 4/1/2052	25,321	21,647
Freddie Mac Gold Pool 2.5% 5/1/2051	435,716	372,903
Freddie Mac Gold Pool 2.5% 5/1/2051	24,186	20,722
Freddie Mac Gold Pool 2.5% 8/1/2052	81,559	68,833
Freddie Mac Gold Pool 3% 1/1/2052	17,382	15,283
Freddie Mac Gold Pool 3% 3/1/2052	24,508	21,732
Freddie Mac Gold Pool 3% 6/1/2052	17,761	15,616
Freddie Mac Gold Pool 3.5% 2/1/2053	123,927	113,793
Freddie Mac Gold Pool 3.5% 7/1/2052	31,288	28,788
Freddie Mac Gold Pool 4% 10/1/2052	35,183	33,361
Freddie Mac Gold Pool 4% 2/1/2053	81,579	77,202
Freddie Mac Gold Pool 4% 5/1/2050	18,296	17,307
Freddie Mac Gold Pool 5% 12/1/2052	36,758	36,700
Freddie Mac Gold Pool 5% 3/1/2056	49,999	49,233
Freddie Mac Gold Pool 5.5% 1/1/2056	97,971	99,794
Freddie Mac Gold Pool 5.5% 5/1/2039	86,781	89,162
Freddie Mac Gold Pool 5.5% 5/1/2055	48,960	49,372
Freddie Mac Gold Pool 6% 3/1/2056	96,830	100,382
Freddie Mac Gold Pool 6% 8/1/2055	46,641	48,468
Freddie Mac Gold Pool 6.5% 4/1/2056	25,185	26,635
Freddie Mac Manufactured Housing participation certificates 6% 4/1/2055	63,628	65,937
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	42,352	44,678
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	39,041	41,247
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	18,918	20,059
Ginnie Mae I Pool 3.5% 8/20/2052	21,718	19,767
Ginnie Mae I Pool 3.5% 9/20/2052	91,103	82,923
Ginnie Mae I Pool 4% 10/20/2052	79,927	75,283
Ginnie Mae I Pool 4.5% 4/20/2053	81,018	78,523
Ginnie Mae II Pool 2% 1/20/2051	82,042	67,406
Ginnie Mae II Pool 2% 1/20/2052	214,631	176,275
Ginnie Mae II Pool 2% 10/20/2050	83,438	68,579
Ginnie Mae II Pool 2% 11/20/2050	42,129	34,626
Ginnie Mae II Pool 2% 2/20/2051	17,923	14,726
Ginnie Mae II Pool 2% 3/20/2052	172,975	142,063
Ginnie Mae II Pool 2% 6/1/2056 (b)	125,000	102,584
Ginnie Mae II Pool 2.5% 5/20/2052	126,449	108,308
Ginnie Mae II Pool 2.5% 6/1/2056 (b)	100,000	85,586
Ginnie Mae II Pool 2.5% 8/20/2051	168,555	144,426
Ginnie Mae II Pool 3% 4/20/2052	137,617	122,486
Ginnie Mae II Pool 3% 8/20/2051	91,667	81,652
Ginnie Mae II Pool 3.5% 8/20/2047	56,048	51,887
Ginnie Mae II Pool 5% 6/1/2056 (b)	200,000	197,552
Ginnie Mae II Pool 5% 7/1/2056 (b)	75,000	73,988
Ginnie Mae II Pool 5.5% 2/20/2055	130,055	131,254
Ginnie Mae II Pool 5.5% 6/1/2056 (b)	475,000	477,953
Ginnie Mae II Pool 5.5% 7/1/2056 (b)	275,000	276,247
Ginnie Mae II Pool 6% 6/1/2056 (b)	300,000	305,618
Ginnie Mae II Pool 6% 7/1/2056 (b)	200,000	203,636
Ginnie Mae II Pool 6.5% 6/1/2056 (b)	75,000	78,070
Uniform Mortgage Backed Securities 2% 6/1/2056 (b)	1,150,000	920,136
Uniform Mortgage Backed Securities 2% 7/1/2056 (b)	875,000	699,863
Uniform Mortgage Backed Securities 2.5% 6/1/2056 (b)	325,000	272,175
Uniform Mortgage Backed Securities 3% 6/1/2056 (b)	250,000	218,438
Uniform Mortgage Backed Securities 3.5% 6/1/2056 (b)	100,000	90,945
Uniform Mortgage Backed Securities 4.5% 6/1/2056 (b)	100,000	96,031
Uniform Mortgage Backed Securities 5% 6/1/2041 (b)	300,000	301,547
Uniform Mortgage Backed Securities 5% 6/1/2056 (b)	200,000	196,844
Uniform Mortgage Backed Securities 5% 7/1/2041 (b)	125,000	125,483
Uniform Mortgage Backed Securities 5.5% 6/1/2056 (b)	300,000	301,453
Uniform Mortgage Backed Securities 6% 6/1/2056 (b)	575,000	587,129
Uniform Mortgage Backed Securities 6.5% 6/1/2056 (b)	100,000	103,906
TOTAL UNITED STATES		12,092,322
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $12,082,321)		12,092,322

U.S. Treasury Obligations - 42.0%
	Yield (%) (p)	Principal Amount (a)	Value ($)
US Treasury Bonds 2.25% 2/15/2052	2.81	1,790,000	1,067,357
US Treasury Bonds 2.875% 5/15/2052	3.07 to 3.19	250,000	171,426
US Treasury Bonds 4% 11/15/2042	3.84	100,000	89,902
US Treasury Bonds 4% 11/15/2052	4.95 to 5.00	180,000	152,831
US Treasury Bonds 4.125% 8/15/2053	4.18	100,000	86,715
US Treasury Bonds 4.25% 2/15/2054	4.37 to 4.78	645,000	571,153
US Treasury Bonds 4.25% 8/15/2054	3.96 to 4.66	155,500	137,733
US Treasury Bonds 4.5% 11/15/2054	4.55 to 4.78	531,000	490,470
US Treasury Bonds 4.5% 2/15/2044	4.71 to 4.76	611,000	579,233
US Treasury Bonds 4.625% 11/15/2055	4.73 to 4.92	886,000	836,439
US Treasury Bonds 4.625% 2/15/2046	4.57 to 5.02	209,000	199,595
US Treasury Bonds 4.625% 2/15/2055	4.54	258,000	243,340
US Treasury Bonds 4.625% 5/15/2054	4.49 to 4.66	571,000	538,346
US Treasury Bonds 4.75% 2/15/2056	4.98	378,000	364,298
US Treasury Bonds 4.75% 5/15/2055	4.81 to 4.95	626,000	602,525
US Treasury Bonds 4.75% 8/15/2055	4.71 to 4.91	565,000	544,011
US Treasury Bonds 5% 5/15/2045 (q)	4.69	42,000	42,168
US Treasury Bonds 5% 5/15/2056	5.12	285,000	285,846
US Treasury Notes 3.375% 5/15/2033	3.64 to 4.04	1,445,000	1,366,146
US Treasury Notes 3.625% 12/31/2030	3.74	1,200,000	1,174,781
US Treasury Notes 3.625% 9/30/2031	3.63 to 4.00	648,000	631,167
US Treasury Notes 3.75% 11/30/2032	3.91	206,000	200,118
US Treasury Notes 3.75% 12/31/2030	4.08	940,000	924,945
US Treasury Notes 3.75% 2/28/2033	3.94	263,000	255,038
US Treasury Notes 3.75% 8/31/2031	3.65	120,000	117,642
US Treasury Notes 3.875% 12/31/2032	4.02 to 4.07	1,191,000	1,164,714
US Treasury Notes 3.875% 4/30/2031	4.02	500,000	494,180
US Treasury Notes 3.875% 8/15/2033	4.52 to 4.66	500,000	486,934
US Treasury Notes 3.875% 8/15/2034	3.64 to 4.27	916,000	885,785
US Treasury Notes 4% 1/31/2033	3.71 to 4.06	1,347,000	1,326,164
US Treasury Notes 4% 11/15/2035	4.16 to 4.28	1,226,000	1,185,772
US Treasury Notes 4% 2/15/2034	4.24 to 4.50	60,000	58,709
US Treasury Notes 4% 4/30/2032	4.00 to 4.29	891,000	881,115
US Treasury Notes 4% 6/30/2032	4.15	360,000	355,669
US Treasury Notes 4.125% 2/15/2036	4.23 to 4.61	2,082,000	2,030,927
US Treasury Notes 4.125% 2/29/2032	4.19	170,000	169,316
US Treasury Notes 4.125% 4/30/2033	4.19	610,000	604,281
US Treasury Notes 4.125% 5/31/2032	4.23	201,000	200,000
US Treasury Notes 4.25% 11/15/2034	4.22 to 4.49	546,000	541,244
US Treasury Notes 4.25% 3/31/2033	4.13	30,000	29,953
US Treasury Notes 4.25% 5/31/2033	4.29	15,000	14,960
US Treasury Notes 4.25% 6/30/2029	4.35	15,000	15,081
US Treasury Notes 4.25% 8/15/2035	4.09 to 4.33	785,000	775,341
US Treasury Notes 4.375% 1/31/2032	4.43 to 4.46	205,000	206,818
US Treasury Notes 4.375% 11/30/2030	3.91 to 4.35	913,000	922,059
US Treasury Notes 4.375% 5/15/2036	4.45	305,000	303,427
US Treasury Notes 4.625% 2/15/2035	4.17 to 4.24	580,000	590,059
TOTAL U.S. TREASURY OBLIGATIONS (Cost $25,941,796)			24,915,733

Money Market Funds - 7.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (r) (Cost $4,302,308)	3.67	4,301,448	4,302,308

TOTAL INVESTMENT IN SECURITIES - 110.4% (Cost $66,597,985)	65,562,978
NET OTHER ASSETS (LIABILITIES) - (10.4)%	(6,165,294)
NET ASSETS - 100.0%	59,397,684

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 2% 6/1/2056	(125,000)	(102,584)
Ginnie Mae II Pool 5% 6/1/2056	(75,000)	(74,082)
Ginnie Mae II Pool 5.5% 6/1/2056	(275,000)	(276,710)
Ginnie Mae II Pool 6% 6/1/2056	(200,000)	(203,745)
Uniform Mortgage Backed Securities 2% 6/1/2056	(1,075,000)	(860,126)
Uniform Mortgage Backed Securities 2.5% 6/1/2056	(100,000)	(83,746)
Uniform Mortgage Backed Securities 3% 6/1/2056	(250,000)	(218,438)
Uniform Mortgage Backed Securities 3.5% 6/1/2056	(75,000)	(68,209)
Uniform Mortgage Backed Securities 5% 6/1/2041	(125,000)	(125,645)
Uniform Mortgage Backed Securities 5% 6/1/2056	(25,000)	(24,605)
Uniform Mortgage Backed Securities 5.5% 6/1/2056	(200,000)	(200,969)
Uniform Mortgage Backed Securities 6% 6/1/2056	(100,000)	(102,109)
Uniform Mortgage Backed Securities 6.5% 6/1/2056	(100,000)	(103,906)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(2,444,874)

TOTAL TBA SALE COMMITMENTS (Proceeds $2,423,595)		(2,444,874)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
CBOT 10Y Ultra US Treasury Notes Contracts (United States)	2	9/2026	224,375	2,371
CBOT 2Y US Treasury Notes Contracts (United States)	1	9/2026	206,625	228
CBOT 5Y US Treasury Notes Contracts (United States)	6	9/2026	643,641	2,623
CBOT US Treasury Long Bond Contracts (United States)	1	9/2026	112,406	2,061
TOTAL LONG				7,283
SHORT
Eurex Euro-Bobl Contracts (Germany)	(2)	9/2026	(268,669)	(841)
Eurex Euro-Bund Contracts (Germany)	(1)	9/2026	(147,666)	(677)
Eurex Euro-Schatz Contracts (Germany)	(1)	9/2026	(123,580)	(211)
ICE Long GILT Futures (United Kingdom)	(1)	9/2026	(119,506)	(1,937)
TOTAL SHORT				(3,666)
TOTAL FUTURES CONTRACTS				3,617

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

EUR	4,000	USD	4,696	Canadian Imperial Bank of Commerce	7/2026	(19)
USD	2,252,373	EUR	1,905,000	BNP Paribas SA	7/2026	24,654
USD	108,543	EUR	92,000	Bank of America NA	7/2026	957
USD	8,267	EUR	7,000	Goldman Sachs Bank USA	7/2026	81
USD	10,530	EUR	9,000	Goldman Sachs Bank USA	7/2026	5
USD	551,592	GBP	408,000	JPMorgan Chase Bank NA	7/2026	2,203

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						27,881
Unrealized Appreciation						27,900
Unrealized Depreciation						(19)

Currency Abbreviations
EUR	-	European Monetary Unit (Euro)
GBP	-	British Pound Sterling
USD	-	United States Dollar

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(f)	Level 3 security.
(g)	Non-income producing - Security is in default.
(h)	Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $41 and $35, respectively.
(i)	A coupon rate of 0% signifies an unsettled loan. The coupon rate will be determined upon settlement of the loan after period end.
(j)	Non-income producing.
(k)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $9,271,453 or 15.6% of net assets.

(l)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $2,780,650 or 4.7% of net assets.

(m)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(n)	Zero coupon bond which is issued at a discount.
(o)	Security is perpetual in nature with no stated maturity date.
(p)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(q)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $42,168.
(r)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	3,195,790	16,808,382	15,701,751	145,555	(113)	-	4,302,308	4,301,448	0.0%
Total	3,195,790	16,808,382	15,701,751	145,555	(113)	-	4,302,308

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations, Bank Loan Obligations, Convertible Corporate Bonds, Foreign Government and Government Agency Obligations, Non-Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset-Backed Securities, Commercial Mortgage Securities and U.S. Government Agency - Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Foreign Exchange Risk - Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Forward Foreign Currency Contracts: Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into.

The Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.